Stock-Based Compensation - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended				12 Months Ended		3 Months Ended	27 Months Ended	1 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2013	Mar. 31, 2014 Restricted Stock [Member]	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2012 Board of Directors [Member]	Dec. 31, 2013 Non Employee [Member]	Dec. 31, 2013 Employees And Non Employees [Member]	Mar. 31, 2014 2013 Stock Plan [Member]	Mar. 31, 2014 2013 Stock Plan [Member]	Nov. 30, 2013 2013 Stock Plan [Member] Board of Directors [Member]	Nov. 30, 2013 2013 Stock Plan [Member] Board of Directors [Member] Maximum [Member]	Nov. 30, 2013 2013 Stock Plan [Member] Board of Directors [Member] Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance	9,568,415		8,001,748	8,001,748		2,050,000	300,000					2,550,000
Share-based compensation arrangement by share-based payment award, options, exercisable, weighted average remaining contractual term												10 years
Share-based compensation arrangement by share-based payment award, options, grants in period, gross	225,000		915,000	915,000						5,069,372
Share-based compensation arrangement by share-based payment award, options, forfeitures in period										300,000
Employee service share-based compensation, nonvested awards, compensation not yet recognized, stock options			$ 4,557,457	$ 4,557,457						$ 4,545,458	$ 4,545,458
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition				1 year 5 months 19 days						1 year 5 months 5 days
Non-employee service share-based compensation, nonvested awards, compensation not yet recognized, stock options										786,800
Non employee service share based compensation nonvested awards total compensation cost not yet recognized period for recognition1											1,566,180
Share-based compensation arrangement by share-based payment award, options, vested, number of shares				1,104,123						1,391,122
Share-based compensation arrangement by share-based payment award, award vesting period													5 years	1 year
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value					1,620,850
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value					997,350
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value					35,970
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested Options Forfeited, Number of Shares				0
Allocated Share-based Compensation Expense								779,380
Stock Issued During Period, Value, Restricted Stock Award, Gross		$ 5,069,372		$ 0					$ 5,069,372